Subsequent Events	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 11. Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued, require potential adjustment to or disclosure in the financial statements and has concluded that no such events that would require recognition or disclosure are required to be recognized or disclosed.

Note 9—Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through November 15, 2021, the date the condensed financial statements are available for issuance, require potential adjustment to or disclosure in the condensed financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.